Unaudited Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2021		4,574,100	3,986,542	3,973,135	1,970,649	123,985,104	0
Balance at Dec. 31, 2021		$ 0	$ 0	$ 0	$ 0	$ 12	$ 0	$ 1,386,636	$ (2,231)	$ 341,482	$ 1,725,899	$ 0	$ 1,725,899
- Net income		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	245,024	245,024	0	245,024
- Issuance of common stock (Notes 3 and 17) (in shares)		0	0	0	0	1,994,848	0
- Issuance of common stock (Notes 3 and 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	26,906	0	0	26,906	0	26,906
- Repurchase of common stock (Note 17) (in shares)		0	0	0	0	0	(4,089,409)
- Repurchase of common stock (Note 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ (52,356)	0	0	0	(52,356)	0	(52,356)
- Dividends – Common stock (Note 17)		0	0	0	0	0	0	0	0	(90,770)	(90,770)	0	(90,770)
- Dividends – Preferred stock (Note 17)		0	0	0	0	0	0	0	0	(15,534)	(15,534)	0	(15,534)
- Other comprehensive income (loss)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	28,814	0	28,814	0	28,814
Balance (in shares) at Jun. 30, 2022		4,574,100	3,986,542	3,973,135	1,970,649	125,979,952	(4,089,409)
Balance at Jun. 30, 2022		$ 0	$ 0	$ 0	$ 0	$ 12	$ (52,356)	1,413,542	26,583	480,202	1,867,983	0	1,867,983
Balance (in shares) at Dec. 31, 2021		4,574,100	3,986,542	3,973,135	1,970,649	123,985,104	0
Balance at Dec. 31, 2021		$ 0	$ 0	$ 0	$ 0	$ 12	$ 0	1,386,636	(2,231)	341,482	1,725,899	0	$ 1,725,899
- Repurchase of common stock (Note 17) (in shares)													(4,736,702)
- Repurchase of common stock (Note 17)													$ (60,095)
Balance (in shares) at Dec. 31, 2022		4,574,100	3,986,542	3,973,135	1,970,649	127,038,413	(4,736,702)
Balance at Dec. 31, 2022		$ 0	$ 0	$ 0	$ 0	$ 12	$ (60,095)	1,423,954	46,421	746,658	2,156,950	0	2,156,950
- Net income													216,258
- Issuance of common stock (Notes 3 and 17) (in shares)		0	0	0	0	1,181,407	0
- Issuance of common stock (Notes 3 and 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	10,782	0	0	10,782	0	$ 10,782
- Repurchase of common stock (Note 17) (in shares)		0	0	0	0	0	(3,470,587)						(3,470,587)
- Repurchase of common stock (Note 17)		$ 0	$ 0	$ 0	$ 0	$ 0	$ (31,161)	0	0	0	(31,161)	0	$ (31,161)
- Dividends – Common stock (Note 17)		0	0	0	0	0	0	0	0	(28,191)	(28,191)	0	(28,191)
- Dividends – Preferred stock (Note 17)		0	0	0	0	0	0	0	0	(15,534)	(15,534)	0	(15,534)
- Other comprehensive income (loss)		0	0	0	0	0	0	0	(7,566)	0	(7,566)	0	(7,566)
-Acquisition of non-controlling interest (Note 1)		0	0	0	0	0	0	0	0	0	0	34,132	34,132
- Net income (1)	[1]	0	0	0	0	0	0	0	0	220,255	220,255	317	220,572
- Issuance of subsidiary shares to non-controlling interest (Note 1)		0	0	0	0	0	0	(2,974)	0	0	(2,974)	5,745	2,771
- Dividends to non-controlling shareholders of subsidiary		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	0	0	(571)	(571)
Balance (in shares) at Jun. 30, 2023		4,574,100	3,986,542	3,973,135	1,970,649	128,219,820	(8,207,289)
Balance at Jun. 30, 2023		$ 0	$ 0	$ 0	$ 0	$ 12	$ (91,256)	$ 1,431,762	$ 38,855	$ 923,188	$ 2,302,561	$ 39,623	$ 2,342,184

[1]	Net income excludes net loss attributable to redeemable non-controlling interest in subsidiary of $4,314 during the six-month period ended June 30, 2023. Temporary equity – redeemable non-controlling interest in subsidiary is reflected outside of the permanent stockholders’ equity on the 2023 consolidated balance sheet. See Note 16 of the Notes to the Consolidated Financial Statements.